Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net loss		¥ (3,450,858)	$ (530,387)	¥ (2,118,969)	¥ (5,898,836)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation and amortization		495,834	76,208	896,694	1,185,257
Gain on disposal of property, plant and equipment		(27,469)	(4,222)	(14,832)	(33,396)
Disposal gain from long-live assets and land use right in relation to a subsidiary and write-off of related receivable		0	0	143,016	(1,167,317)
Gain on extinguishment of accounts payable	[1]	(24,405)	(3,751)	(22,165)	0
Gain on disposal of investments in affiliated companies		(13,852)	(2,129)	(97,124)	0
Gain on disposal of subsidiaries		(8,416)	(1,294)	(34,339)	(33,191)
Provision for doubtful receivables and prepayments to suppliers other than inventory purchase commitments		97,287	14,953	112,181	404,345
Loss on sale of accounts receivable		0	0	357	0
Write-down of inventories to net realizable value		167,062	25,677	89,147	31,930
Equity in loss of affiliates, net		508	78	17,554	829
Amortization of debt issuance cost		305	47	1,250	4,153
Share-based compensation		1,073	165	1,480	11,950
Amortization of earned assets related government grants received in a prior period		(49,669)	(7,634)	(49,362)	(56,935)
Deferred income tax expense		297	46	2,639	695,905
Foreign currency exchange losses/ (gains), net		(42,142)	(6,477)	69,590	39,124
Impairment of long-lives assets		2,042,198	313,880	1,277,373	3,804,116
Provision for prepayment in relation to inventory purchase commitments		229,048	35,204	10,672	522,050
Provision for/(reversal of) reserve for inventory purchase commitments - Foreign Exchange		(82,032)	(12,608)	90,300	77,705
Changes in operating assets and liabilities, net of the effect of acquisition and disposal:
Restricted cash related to purchase of inventory and other operating activities		10,196	1,567	62,279	755,657
Accounts receivable		(293,454)	(45,103)	79,414	1,458,507
Inventories		2,588	398	(56,935)	(276,235)
Prepayments to suppliers		75,649	11,627	(39,717)	92,641
Value-added tax recoverable		(30,302)	(4,657)	14,030	90,927
Amounts due from and prepayments to related parties		128,089	19,687	127,477	(672,916)
Prepaid expenses and other assets		45,719	7,027	21,591	(8,558)
Accounts payable		75,072	11,538	(1,167,927)	(1,232,604)
Advances from customers		157,632	24,228	(444,440)	(209,475)
Amounts due to related parties		(54,142)	(8,321)	73,761	855,807
Other current liabilities and accrued expenses		662,902	101,886	473,399	484,026
Other liabilities		(13,951)	(2,147)	66,202	59,201
Net cash provided by/(used in) operating activities		100,767	15,486	(415,404)	984,667
Cash flows from investing activities
Government grants for property, plant and equipment		3,299	507	20,981	74,581
Purchase of property, plant and equipment		(264,291)	(40,621)	(213,299)	(231,211)
Purchase of project assets		(46,751)	(7,185)	(32,843)	(106,478)
Restricted cash related to purchase of property, plant and equipment		1,461	225	(236)	9,735
Payments for land and land use rights		0	0	0	(4,623)
Equity investments		(2,460)	(378)	(1,971)	(22,018)
Proceeds from disposal of investment in affiliates		37,133	5,707	46,697	47,054
Loans made to related parties		0	0	(350,877)	(51,800)
Proceeds from repayment of loans made to related parties		27,799	4,273	0	18,000
Proceeds from/(used in) disposal of subsidiaries, net of cash disposed		898	138	(2,977)	20,349
Proceeds from disposal of property, plant and equipment		47,744	7,338	33,087	289,094
Proceeds from disposal of long-live assets and land use right in relation to a subsidiary		0	0	103,260	1,370,775
Purchase of short-term investments		(37,720)	(5,797)	0	0
Net cash provided by /(used in) investing activities		(232,888)	(35,793)	(398,178)	1,413,458
Cash flows from financing activities
Proceeds from short-term borrowings		1,569,072	241,162	2,541,560	7,186,077
Proceeds from long-term debt		0	0	0	253,962
Repayment of short-term borrowings		(1,226,049)	(188,440)	(2,893,137)	(8,506,227)
Repayment of long-term debt		(60)	(9)	(10)	(67,952)
Repayment of medium-term notes		(300,000)	(46,109)	0	(1,849,654)
Proceeds from failed sale-leaseback agreement		0	0	0	249,987
Repayment of capital and financing lease obligation		(6,848)	(1,053)	(18,747)	(59,952)
Receipt of deposit for capital and financing lease		0	0	9,000	60,003
Payment of deposit for lease		0	0	0	(1,000)
Restricted cash related to guarantee of bank borrowings		7,453	1,146	(76,915)	220,086
Proceeds from disposal of a subsidiary with land use rights		0	0	470,000	265,000
Transaction with non-controlling interest holders		(14,000)	(2,152)	(2,540)	0
Contribution from non-controlling interest holders		0	0	23,000	18
Repayment of payables to one non-controlling interest holder		0	0	(23,000)	0
Net cash (used in)/provided by financing activities		29,568	4,545	29,211	(2,249,652)
Effect of foreign currency exchange rate changes on cash and cash equivalents		(26,035)	(4,001)	50,264	23,222
Net (decrease)/increase in cash and cash equivalents		(128,588)	(19,763)	(734,107)	171,695
Cash and cash equivalents at beginning of year		506,642	77,869	1,240,749	1,069,054
Cash and cash equivalents at end of year		378,054	58,106	506,642	1,240,749
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest		19,569	3,008	18,585	1,008,220
Income tax paid		9,178	1,411	27,070	8,428
Non-cash investing and financing transactions:
Payables for purchase of property, plant and equipment		167,292	25,712	208,147	215,041
Purchases of project assets included in other payables and amounts due to related parties		0	0	301,895	212,361
Receivables from disposal of subsidiaries		61,500	9,452	0	470,000
Reveivables from disposal of investment in affiliated companies		144,968	22,281	0	0
Receivable from disposal of land use rights		0	0	0	246,276
Other current liabilities and accrued expenses settled by contractual agreement to legally offset such amounts against certain accounts receivables and other assets		145,462	22,357	259,319	30,324
Decrease of payables to related parties due to disposal of VIE entities		0	0	0	(554,452)
Increase in investment in an affiliate in return for assumption of accounts payable		¥ 0	$ 0	¥ 0	¥ 20,580

[1]	For year ended December 31, 2016 and 2017, the Company successfully negotiated with certain suppliers, and these suppliers agreed to waive partial amount of the long ageing accounts payables. Total amount waived by the suppliers in 2016 and 2017 was RMB 22,165 and RMB 24,405(US$ 3,751), which was included in Other Income in the Consolidated Statements of Comprehensive Loss.